SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended			1 Months Ended			6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2012 Restricted Class A Common Stock	Jun. 30, 2012 Restricted Stock Units	Jun. 30, 2012 Phantom Equity Plan	Jun. 30, 2012 Board of Directors Restricted Stock Units	Jun. 30, 2012 Active employees Restricted Stock Units	Sep. 30, 2010 Class D Units	Sep. 29, 2010 Class D Units	Jun. 30, 2012 Class A Common Stock 2012 Equity Incentive Plan	Dec. 31, 2009 Time awards	Dec. 31, 2011 Time awards	Dec. 31, 2010 Time awards	Dec. 31, 2010 Time awards Non-employee	Jun. 30, 2012 Unvested time awards 2012 Equity Incentive Plan Restricted Class A Common Stock	Dec. 31, 2011 Performance awards	Dec. 31, 2010 Performance awards	Jun. 30, 2012 Performance awards Restricted Class A Common Stock	Jun. 30, 2012 Performance awards 2012 Equity Incentive Plan Restricted Class A Common Stock	Dec. 31, 2010 Performance awards Non-employee
STOCK-BASED INCENTIVE PLANS
Aggregate number of Units that may be issued under Phantom Equity Plan (in shares)			15,300,000							15,300,000	35,500,000
Vesting period						5 years	1 year	4 years					5 years
Period of participant's continued service						7 years							7 years						3 years
Shares
Outstanding, beginning of period (in shares)				6,239,081	291,021								7,669,121	4,170,566			5,389,005
Granted (in shares)							74,110	231,100				4,170,566	1,156,479	3,997,052	222,884	3,073,118	578,277			3,560,223	111,443
Forfeited or expired (in shares)													94,324	498,497			47,164
Outstanding, end of period (in shares)				6,239,081	291,021							4,170,566	8,731,276	7,669,121			5,920,118
Weighted-Average Exercise Price
Outstanding, beginning of period (in dollars per share)													$ 11.04				$ 6.62	$ 6.28
Granted (in dollars per share)													$ 8.84				$ 8.84
Forfeited or expired (in dollars per share)													$ 6.69				$ 6.69
Outstanding, end of period (in dollars per share)													$ 11.04				$ 6.62	$ 6.28
Additional disclosures
Requisite service period						7 years							7 years						3 years
Compensation cost	$ 17.5	$ 1.4										$ 0.6	$ 3.0	$ 2.8	$ 0.9
Unrecognized share-based compensation expense	78.7												26.8
Weighted-average period for recognition of unrecognized compensation cost													5 years 1 month 6 days
Value of awards outstanding																	$ 17.1	$ 15.6
Weighted-average grant-date fair value
Non vested, beginning of period (in dollars per share)													$ 3.74	$ 3.71
Granted (in dollars per share)									$ 4.11			$ 3.71	$ 3.68	$ 3.78	$ 4.12
Forfeited (in dollars per share)													$ 3.74	$ 3.66
Non vested, end of period (in dollars per share)												$ 3.71	$ 6.98	$ 3.74
Weighted-average assumptions
Expected option life at grant												7 years	7 years	7 years
Expected option life at remeasurement												6 years 8 months 12 days		6 years 3 months 18 days
Expected volatility (as a percent)												37.40%	35.00%	36.00%
Expected dividend yield (as a percent)												0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)												3.30%	2.60%	1.70%